Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
PREPAID AND OTHER CURRENT ASSETS [Abstract]
Receivables from third party payment service providers		$ 10,748	$ 14,012
Advances to suppliers		4,424	5,329
Inventories	[1]	4,132	12,606
Deductible input VAT		3,976	5,320
Interest receivable from bank deposits with original maturities of three months or less		1,252	1,198
Collaboration deposits		1,175	0
Employee advances		445	557
Prepaid content and licenses		375	288
Others		361	812
Total		26,888	40,122
Provisions of inventory impairment		$ 6,756	$ 2,547

[1]	The inventory balances as of December 31, 2018 and 2019 were offset by provisions for impairment of US$2,547 and US$6,756, respectively.